Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000008005 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008005 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000008005 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000008005 | India
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008005 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008006 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008006 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000008006 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000008006 | India
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008006 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008007 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008007 | North America
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000008007 | Europe
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008007 | Asia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008007 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008008 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008008 | North America
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000008008 | Europe
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008008 | Asia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008008 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008004 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008004 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008004 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000008004 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008004 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008004 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008004 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008004 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008004 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031350 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000031350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000031350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000031350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000031350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000031350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000031350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000031350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000031350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000031350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135474 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000135474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000135474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000135474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000135474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000135474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000135474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135474 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%